Financial instruments - Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ 16.3	$ (1.8)	$ 15.7	$ (22.2)
Amortization of cash flow hedge	0.1	(0.3)	0.1	(0.6)
Amounts reclassified from AOCI	(6.1)	(0.2)	(11.1)	(0.4)
OCI attributable to share holders of AQN	$ 10.3	$ (2.3)	$ 4.7	$ (23.2)